PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Summary of Prepayments, Other Receivables and Other Assets

	June 30, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000

Other collaboration receivables	83,860	54,078
Other receivables	1,870	837
Lease receivables	344	1,388
VAT recoverable	2,237	717
Prepayments	12,317	12,231
Total	100,628	69,251